Property and Equipment, Net (Tables)	6 Months Ended
Sep. 30, 2025
Property And Equipment, Net [Abstract]
Schedule of Property and Equipment, Net

As of September 30, 2025 and March 31, 2025, property and equipment, net consist of the following:

	As of	As of
	September 30,	March 31,
	2025	2025

Office equipment	$19,737	$17,760
Less: accumulated depreciation	(4,372)	(1,612)
Property and equipment, net	$15,365	$16,148